Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2012
Supplement [Text Block]	afit_SupplementTextBlock
FINANCIAL INVESTORS TRUST

Jefferies Asset Management Commodity Strategy Allocation Fund

(the “Funds”)

Class A, Class C, Class I, Class L, Class R and Investor Class Shares

SUPPLEMENT DATED APRIL 30, 2013 TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2012, AS
SUPPLEMENTED FROM TIME TO TIME

FUND NAME CHANGE

Effective April 30, 2013, the name of the Jefferies Asset Management Commodity Strategy Allocation Fund will be changed to ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund.  Accordingly, all references to the Jefferies Asset Management Commodity Strategy Allocation Fund in the prospectus and statement of additional information are hereby deleted and replaced with ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund.

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afit_SupplementTextBlock
FINANCIAL INVESTORS TRUST

Jefferies Asset Management Commodity Strategy Allocation Fund

(the “Funds”)

Class A, Class C, Class I, Class L, Class R and Investor Class Shares

SUPPLEMENT DATED APRIL 30, 2013 TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2012, AS
SUPPLEMENTED FROM TIME TO TIME

FUND NAME CHANGE

Effective April 30, 2013, the name of the Jefferies Asset Management Commodity Strategy Allocation Fund will be changed to ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund.  Accordingly, all references to the Jefferies Asset Management Commodity Strategy Allocation Fund in the prospectus and statement of additional information are hereby deleted and replaced with ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund.